Inst Adv Inst | Spartan 500 Index Fund
Fund Summary Fund/Class: Spartan® 500 Index Fund/Institutional, Fidelity Advantage® Institutional
Investment Objective
The fund seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inst Adv Inst Spartan 500 Index Fund (USD $)	Institutional Class	Fidelity Advantage Institutional Class
Shareholder fees (fees paid directly from your investment)	none	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inst Adv Inst Spartan 500 Index Fund		Institutional Class	Fidelity Advantage Institutional Class
Management fee		0.025%	0.025%
Distribution and/or Service (12b-1) fees		none	none
Other expenses		0.025%	none
Total annual operating expenses		0.05%	0.025%
Fee waiver and/or expense reimbursement	[1]	0.01%	0.005%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.04%	0.02%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.04% and 0.02%, respectively. These arrangements will remain in effect through April 30, 2013.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example Inst Adv Inst Spartan 500 Index Fund (USD $)	Institutional Class	Fidelity Advantage Institutional Class
1 year	4	2
3 years	15	8
5 years	27	14
10 years	63	32

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in common stocks included in the S&P 500® Index, which broadly represents the performance of common stocks publicly traded in the United States.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Performance history will be available for Institutional Class and Fidelity Advantage Institutional Class after Institutional Class and Fidelity Advantage Institutional Class have been in operation for one calendar year.

Year-by-Year Returns Calendar Years
[1]	The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.

During the periods shown in the chart for Fidelity Advantage Class:	Returns	Quarter ended
Highest Quarter Return	15.96%	June 30, 2009
Lowest Quarter Return	-21.96%	December 31, 2008
Year-to-Date Return	12.59%	March 31, 2012

Average Annual Returns For the periods ended December 31, 2011
Average Annual Total Returns Inst Adv Inst Spartan 500 Index Fund		Past 1 year	Past 5 years	Life of class		Inception Date
Fidelity Advantage Class	[1]	2.06%	(0.27%)	3.07%	[2]	Oct. 14, 2005
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		2.11%	(0.25%)	3.09%	[2]	Oct. 14, 2005
[1]	The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.
[2]	From October 14, 2005.